Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Rental expense under operating lease arrangements	$ 4,700,000	$ 6,900,000	$ 4,100,000
Sublease income	400,000	0	0
Minimum sublease rentals	7,100,000
Restructuring accrual related to operating facility leases	3,244,000	6,649,000	0
Aggregate designated amount (less than)	143,500
Minimum fee next twelve months	1,700,000.0
Minimum fee year two	900,000.0
Minimum net liquidity	15,000,000
Purchase of borrower loans	29,300,000
Maximum potential future payments	3,700,000,000
Accrued repurchase and indemnification obligation	800,000	600,000
Settlement installment	3,000,000
Prosper Funding LLC
Entity Information [Line Items]
Aggregate designated amount (less than)	143,500
Minimum fee next twelve months	1,700,000.0
Minimum fee year two	900,000.0
Minimum net liquidity	15,000,000
Purchase of borrower loans	29,300,000
Maximum potential future payments	3,700,000,000
Accrued repurchase and indemnification obligation	800,000	600,000
Facilities Related
Entity Information [Line Items]
Restructuring accrual related to operating facility leases	$ 3,244,000	$ 6,052,000	$ 0